Contracted concessional assets (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			$ 8,155,418
Total, end of period			8,021,568	$ 8,155,418
Amount of increase in the contracted concessional assets cost			542,080
Depreciation, amortization, and impairment charges			439,441	408,604	$ 310,755
Impairment provision based on expected credit losses on contracted concessional financial assets			(25,000)	29,000
Cost [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			10,824,037	10,384,597
Additions			58,410	35,355
Subtractions			(21,630)	(72,883)
Business combinations (Note 5)			542,080	166,861
Currency translation differences			(370,278)	340,964
Reclassification and other movements			(13,484)	(30,857)
Total, end of period			11,019,135	10,824,037	10,384,597
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			936,837	872,945
Additions			922	0
Subtractions			0	0
Business combinations (Note 5)			0	102,560
Currency translation differences			(9,519)	(8,166)
Reclassification and other movements			(53,715)	(30,502)
Total, end of period			874,525	936,837	872,945
Cost [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			2,941	3,459
Additions			442	0
Subtractions			0	0
Business combinations (Note 5)			0	0
Currency translation differences			(540)	(163)
Reclassification and other movements			0	(355)
Total, end of period			2,843	2,941	3,459
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			9,467,309	9,183,011
Additions			40,383	29,213
Subtractions			(348)	(71,706)
Business combinations (Note 5)			0	0
Currency translation differences			(334,497)	326,791
Reclassification and other movements			29,692	0
Total, end of period			9,202,539	9,467,309	9,183,011
Cost [Member] | Intangible Assets Under IFRS 16 Lessee [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			66,230	60,618
Additions			2,459	1,832
Subtractions			0	(954)
Business combinations (Note 5)			19,148	385
Currency translation differences			(5,019)	4,349
Reclassification and other movements			0	0
Total, end of period			82,818	66,230	60,618
Cost [Member] | Property, Plant and Equipment Under IAS 16 and Other Intangible Assets Under IAS 38 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			350,720	264,564
Additions			14,204	4,310
Subtractions			(21,282)	(223)
Business combinations (Note 5)			522,932	63,916
Currency translation differences			(20,703)	18,153
Reclassification and other movements			10,539	0
Total, end of period			856,410	350,720	264,564
Depreciation, Amortization and Impairment [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(2,668,619)	(2,223,468)
Additions			(460,361)	(384,989)
Subtractions				18,253
Reversal of impairment			24,929	18,787
Business combinations (Note 5)				(3,797)
Currency translation differences			106,484	(93,405)
Total, end of period			(2,997,567)	(2,668,619)	(2,223,468)
Depreciation, Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(87,689)	(57,258)
Additions			(418)	(27,111)
Subtractions				0
Reversal of impairment			24,929	0
Business combinations (Note 5)				(3,797)
Currency translation differences			289	476
Total, end of period			(62,889)	(87,689)	(57,258)
Depreciation, Amortization and Impairment [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			0	0
Additions			0	0
Subtractions				0
Reversal of impairment			0	0
Business combinations (Note 5)				0
Currency translation differences			0	0
Total, end of period			0	0	0
Depreciation, Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(2,442,520)	(2,055,946)
Additions			(424,181)	(338,393)
Subtractions				17,571
Reversal of impairment			0	18,787
Business combinations (Note 5)				0
Currency translation differences			97,356	(84,538)
Total, end of period			(2,769,345)	(2,442,520)	(2,055,946)
Depreciation, Amortization and Impairment [Member] | Intangible Assets Under IFRS 16 Lessee [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(10,060)	(6,585)
Additions			(4,759)	(3,527)
Subtractions				634
Reversal of impairment			0	0
Business combinations (Note 5)				0
Currency translation differences			714	(581)
Total, end of period			(14,105)	(10,060)	(6,585)
Depreciation, Amortization and Impairment [Member] | Property, Plant and Equipment Under IAS 16 and Other Intangible Assets Under IAS 38 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period			(128,350)	(103,679)
Additions			(31,003)	(15,958)
Subtractions				49
Reversal of impairment			0	0
Business combinations (Note 5)				0
Currency translation differences			8,125	(8,762)
Total, end of period			(151,228)	$ (128,350)	$ (103,679)
Solana [Member]
Movements of Contracted Concessional Assets [Abstract]
Impairment loss on contracted concessional financial assets			43,000
Recoverable amount of contracted concessional financial assets value in use			$ 943,000
Assumed percentage decrease in generation			5.00%	5.00%
Additional impairment loss with increase in discount rate			$ 69,000
Assumed basis point increase in discount rate			0.50%	0.50%
Additional impairment loss with increase in discount rate			$ 41,000
Depreciation, amortization, and impairment charges				$ 48,000
Percentage recoverable amount exceeds carrying amount				10.00%
Solana [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate			4.50%	3.80%
Solana [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate			5.00%	4.30%
Solar Plants in Spain [Member]
Movements of Contracted Concessional Assets [Abstract]
Assumed percentage decrease in generation				5.00%
Assumed basis point increase in discount rate				0.50%
Depreciation, amortization, and impairment charges				$ 23,000
Percentage recoverable amount exceeds carrying amount				6.00%
Regulatory period of plant				25 years
Useful life of plant	35 years	25 years
Impairment provision based on expected credit losses on contracted concessional financial assets				$ 13,000
Solar Plants in Spain [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate				3.30%
Solar Plants in Spain [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate				3.80%
Cadonal [Member]
Movements of Contracted Concessional Assets [Abstract]
Reversal of impairment				$ 15,600
Palmatir [Member]
Movements of Contracted Concessional Assets [Abstract]
Reversal of impairment				$ 3,100